Bank borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Bank borrowings
Short-term bank borrowings (note a)	$ 33,652	$ 1,391
Long-term bank borrowings, current portion (note b)	3,557	696
Current Total	37,209	2,087
Long-term bank borrowings (note b) (note)	$ 38,413	$ 27,127